Share Options Outstanding	12 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Share Options Outstanding
Note 23 – Share Options Outstanding
Loan Funded Share Plan (“LFSP”)
In prior years, pursuant to the LFSP, the Group issued common share to employees to purchase such common shares with an interest free, limited recourse loan payable to the Group. These limited recourse loans were not collateralized and were not recourse to the assets of the borrower, except to the extent of the shares issued. Because the loans were the sole consideration for the shares issued, the Group accounts for these arrangements as share options since the substance is similar to the grant of an option, with a deemed exercise price equal to the loan amount. The fair value of the notional share options is expensed in the period in which the notional share options are issued, with a corresponding credit to additional paid-in capital. The limited recourse loans are repayable in

7 years from the issuance of the common shares. There are no service or performance conditions attached to the notional share options issued under the LFSP.
The shares issued under the loan funded share plan are considered treasury shares. The balance of the limited recourse loans outstanding relating to these treasury shares as of June 30, 2021, and 2020 were
$
15.0
 million and $
3.7
 million. The Group does not recognize a separate receivable for limited recourse loans as the LFSP is accounted for as share-based compensation. As at June
30
,
2021
, the total compensation value associated with the LFSP was $
15
 million (based on the fair value inputs disclosed) of which $
9.6
 million has not been recognized (as it relates to nonvested awards).
No
tax benefits have been recorded or expected due to significant tax losses and valuation allowance recognized due to uncertainty of recovery.
No
compensation expenses have been recorded as part of an asset.
As a result of the BCA the shares under the following occurred:

•
A number of awards for executives were modified to forgive outstanding loans. As a result of this modification, an expense of $6.4 million was recognised as the fair value of the change which were equal to the loan balances outstanding at the date of modification. FBT tax expense of $5.6 million was incurred as a result of the modification;

•
On completion of the merger, the treasury shares subject to the limited recourse loan, were converted applying the conversion factor of 1.4716625. No other changes to the terms or requirements to repay the loans were made.

	Average Weighted Life Contractually Remaining (Years)	Average Weighted Fair Value AUD $	Average Weighted Exercise Price AUD $	No. of shares
Balance of shares subject to options at 1 July 2019	5.82	1.44	2.60	2,055,828
Options granted	—	—	—	—
Options exercised	—	—	—	—
Options cancelled	—	—	—	—

Balance at June 30, 2020	4.82	1.44	2.60	2,055,828

Options granted	7	1.31	4.44	3,305,998
Options exercised	—	—	—	—
Options cancelled	—	—	—	—

Balance at June 30, 2021 (vested and exercisable)	5 . 31	1.36	3.74	5,361,826

Options granted	—	—	—	—
Options exercised	—	—	—	—
Options modified	4.42	1.55	3.69	(2,507,658)
Options cancelled	—	—	—	—

Balance pre conversion (vested and exercisable)	4.18	1.19	3.78	2,854,168

Converted to Tritium DCFC shares	—	—	—	4,200,371

	Average Weighted Life Contractually Remaining (Years)	Average Weighted Fair Value USD $	Average Weighted Exercise Price USD $	No. of shares
Year ended June 30, 2022
Balance of shares following conversion to Tritium DCFC shares	4.18	0.82	2.60	4,200,371
Options granted	—	—	—	—
Options exercised	—	—	—	—
Options cancelled	—	—	—	—

Balance at June 30, 2022 (vested and exercisable)	4.18	0.82	2.60	4,200,371

Shadow Equity Plan (“SEP”)
In July 2018, the Group adopted a SEP share-based compensation arrangement. The SEP is akin to a share appreciation right where an eligible employee is given the right to receive an amount of cash, the value of which equals the appreciation in the Group’s share value between the award’s grant date and its vesting date. The share appreciation right vests upon the occurrence of an entitlement event or 7 years whichever is earlier.
The Group had issued 27,451 rights under the SEP up to June 2020. During the year ended June 30, 2021, further issues of 1,584,077 rights were made by the Group. An assessment of the fair value of the rights was made at each period utilising an option pricing methodology. The share price is a key assumption in the option pricing model. At June 30, 2021 the share price has been based on the price per share pursuant to the current purchase consideration agreement with DCRN. To determine the FV of the rights outstanding as at the year end, this share price has been discounted to reflect the estimated market value at this point in time. The expected timing of the entitlement event has been estimated to be 7 months from June 30, 2021. The weighted fair value for the appreciation rights outstanding as at June 30, 2021 was assessed to be AUD $8.7 (PY: AUD $2.5). As at June 30, 2021, the total compensation value associated with the SEP is $10.6 million (based on the fair value inputs disclosed) of which $5.2 million has not been recognized (as it relates to nonvested awards). No tax benefits have been recorded or expected due to significant tax losses and valuation allowance recognized due to uncertainty of recovery. No compensation expenses have been recorded as part of an asset.
As a result of the BCA, the SEP plan vested and the following occurred:

•	$5.4 million was paid to entitlement holders in cash; and

•	1,175,601 Tritium DCFC Shares were issued as settlement of the outstanding balance to SEP holders.
The carrying amount of the liability relating to the SEPs at June 30, 2022 as a result is
$
0.2 million (2021: $5.3 million;

2020: nil).
The

total benefit as a result was $
21.6
million. The total expense arising from share-based compensation during the year is $
0.4
million (2021: $
5.2
million;2020:
nil
).

	Weighted average fair value of the rights AUD $	2022 No. of shares	Weighted average fair value of the rights AUD $	2021 No. of shares	Weighted average fair value of the rights AUD $	2020 No. of shares
Balance of shares subject to options at beginning of year	8.74	1,611,528	2.46	27,451	2.46	27,451
Rights granted	—	100,000	8.76	1,584,077	—	—
Rights exercised	—	(1,449,677)	—	—	—	—
Rights cancelled	—	—	—	—	—	—

Balance at reporting date	—	261,851	8.74	1,611,528	2.46	27,451

Converted to DCFC Shares	—	326,211	USD10.00	—	—	—

Tritium DCFC Share Options Plans
LTIP
On June 23, 2022, eligible employees were offered
 1.4

million performance rights under the LTIP. Each performance right will entitle the employees to acquire one fully paid ordinary share in Tritium DCFC, subject to satisfaction of vesting conditions. These vesting conditions require that eligible employees must have been in employment with any of the Tritium group companies at the date on which Tritium DCFC was listed on the NASDAQ and continue to remain in employment and must not have resigned or have their employment terminated up to October 14, 2022. If the vesting conditions are satisfied, the performance rights will vest on
 October 14, 2022
, and may be exercised by the holder from this date but must be exercised by
 June 23, 2025
,

failing which these performance rights will be deemed to have been exercised on that date. The performance rights have a
 Nil
exercise price. Tritium have determined that these performance rights will be in the nature of “equity classified arrangements” as per the requirements of ASC 718 Compensation - Stock Compensation (“ASC 718
”).

	Average Weighted Life Contractually Remaining (Years)	Average Weighted Fair Value USD $	Average Weighted Exercise Price USD $	No. of shares
Balance of shares subject to options at July 1, 2021
Options granted	0.25	$6.17	—	1,328,758
Options exercised	—	—	—	—
Options cancelled	—	—	—	—

Balance at June 30, 2022 (unvested and unexercisable)	0.25	$6.19	—	1,328,758

Performance rights under the LTIP were communicated to a group of employees, executive management and the non-executive directors during the fiscal year ended June 30, 2022. The vesting period has commenced and the service commencement date has been determined as the date the performance rights were communicated to the individuals. The grant date has been estimated at June 30, 2022 where formal acceptance (as required under the LTIP Rules) has not yet been received from the individuals. The estimated weighted average fair value of the rights at grant date is
$
6.15
.